Note D - Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2016	2017	2018	2019	2020	The r eafter	T otal
$838	$551	$416	$168	$44	$10	$2,027